Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (80,478)	$ (11,449)	¥ (56,362)	¥ (25,466)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,112	301	3,057	2,607
Amortization of right-of-use assets	6,333	901	5,450	5,719
Allowance for expected credit losses	12,599	1,792	5,264	1,196
Loss on impairment of property, plant and equipment				1,896
Loss on impairment of long-term investment			10,503	100
Share of loss/(gain) in equity method investee	(339)	(48)	295	94
Reversal of loss on impairment of Inventories			(79)
Changes in operating assets and liabilities:
Accounts receivables	(13,172)	(1,874)	3,811	(14,168)
Inventories	(2,418)	(344)	(4,354)	107
Advance to suppliers	(2,887)	(411)	1,499	(3,929)
Other current assets	(21,891)	(3,113)	8,174	(21,228)
Amount due from related parties	1,626	231	(1,514)	(22)
Other non-current assets			(45,704)	30
Accounts payables	5,226	744	4,076	(899)
Accrued expenses and other payables	19,350	2,753	(1,862)	(15,106)
Income tax payables	2,778	395	(31)	2,621
Advance from customers	2,126	302	(1,451)	(721)
Amount due to related parties	(3,239)	(461)	(2,192)	5,180
Commitments and contingent liabilities	5,801	825
Contract assets	(1,050)	(148)
Operating lease liabilities	(2,371)	(337)	(1,750)	(3,453)
Net cash used in operating activities	(69,894)	(9,941)	(73,170)	(65,442)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(500)	(71)	(10)	(881)
Proceeds from disposal of property, plant and equipment			130
Loans (provided to)/received from third parties			16,734	(33,255)
Received from loans to third parties	23,762	3,381
Received from refundable deposit for investment	39,745	5,655	32,975	7,409
Loans provided to related parties	(40,243)	(5,725)
Repayments of loan from related parties	1,037	148
Prepayment				(42,599)
Payment for deferred consideration in relation to investment				(3,000)
Increase in long-term investments	29	4	(736)	(11,750)
Net cash provided by investing activities	23,830	3,392	49,093	(84,076)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by non-controlling shareholders				5,000
Loans received from a third party				15,006
Proceeds from issuance of ordinary shares	52,501	7,469	25,873	156,197
Proceeds from short-term bank borrowing	2,000	285	10,172	5,000
Repayments of long-term bank borrowing	(4,700)	(669)	(3,000)	(500)
Repayments of loan payable	(2,716)	(386)	(20,087)	(1,300)
Net cash provided by financing activities	47,085	6,699	12,958	179,403
Net (decrease)/ increase in cash and cash equivalents and restricted cash	1,021	150	(11,119)	29,885
Effects of exchange rate changes	(3,401)	(359)	(446)	446
Cash and cash equivalents and restricted cash at beginning of year	24,674	3,381	36,239	5,908
Cash and cash equivalents and restricted cash at end of year	22,294	3,172	24,674	36,239
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities				4,698
Issue of share for right-of-use assets				¥ 3,428
Supplemental disclosures cash flow information
Interest payment	(1,004)	(143)
Income tax payment